Document and Entity Information	9 Months Ended
Apr. 30, 2019
Document And Entity Information Abstract
Entity Registrant Name	Toga Ltd
Entity Central Index Key	0001378125
Entity Filer Category	Non-accelerated Filer
Document Type	S-1/A
Document Period End Date	Apr. 30, 2019
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false